Plant and Equipment, net (Narratives) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Property, Plant and Equipment [Line Items]
Depreciation	$ 832.3	$ 834.5	$ 848.5